Remuneration System for the Management Board and Employees of the Group - Summary of Related Parties (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
JeanPaul Kress M D [Member]
Related Parties [Line Items]
Number Of Shares Issued To Related Parties	0	0
Additions	€ 0
Sales	€ 0
Sung Lee [Member]
Related Parties [Line Items]
Number Of Shares Issued To Related Parties	2,250	0
Additions	€ 2,250
Sales	€ 0
Malte Peters M D [Member]
Related Parties [Line Items]
Number Of Shares Issued To Related Parties	7,456	3,313
Additions	€ 4,143
Sales	€ 0
Roland Wandeler Ph D [Member]
Related Parties [Line Items]
Number Of Shares Issued To Related Parties	0	0
Additions	€ 0
Sales	€ 0
Management board [member]
Related Parties [Line Items]
Number Of Shares Issued To Related Parties	9,706	3,313
Additions	€ 6,393
Sales	€ 0
Dr. Marc Cluzel [member]
Related Parties [Line Items]
Number Of Shares Issued To Related Parties	1,000	750
Additions	€ 250
Sales	€ 0
Michael Brosnan [member]
Related Parties [Line Items]
Number Of Shares Issued To Related Parties	5,000	0
Additions	€ 5,000
Sales	€ 0
Sharon Curran [member]
Related Parties [Line Items]
Number Of Shares Issued To Related Parties	0	0
Additions	€ 0
Sales	€ 0
Dr George Golumbeski [member]
Related Parties [Line Items]
Number Of Shares Issued To Related Parties	0	0
Additions	€ 0
Sales	€ 0
Wendy Johnson [member]
Related Parties [Line Items]
Number Of Shares Issued To Related Parties	563	500
Additions	€ 63
Sales	€ 0
Krisja Vermeylen [member]
Related Parties [Line Items]
Number Of Shares Issued To Related Parties	1,000	350
Additions	€ 650
Sales	€ 0
Supervisory board [member]
Related Parties [Line Items]
Number Of Shares Issued To Related Parties	7,563	1,600
Additions	€ 5,963
Sales	€ 0